Loans and Allowance for Loan Losses - Additional information about Impaired Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Impaired loans
Recorded Investment, With no related allowance recorded	$ 11,946	$ 2,576
Unpaid Principal Balance, With no related allowance recorded	12,069	2,889
Recorded Investment, With an allowance recorded	25,389	4,819
Unpaid Principal Balance, With an allowance recorded	26,308	5,566
Specific Reserves, With an allowance recorded	5,113	615
Total impaired loans, Recorded Investment	37,335	7,395
Total impaired loans, Unpaid Principal Balance	38,377	8,455
Commercial, financial, and agricultural
Impaired loans
Recorded Investment, With no related allowance recorded	1,703	342
Unpaid Principal Balance, With no related allowance recorded	1,731	487
Recorded Investment, With an allowance recorded	5,849	1,172
Unpaid Principal Balance, With an allowance recorded	6,180	1,470
Specific Reserves, With an allowance recorded	2,187	311
Residential real estate
Impaired loans
Recorded Investment, With no related allowance recorded	1,300	697
Unpaid Principal Balance, With no related allowance recorded	1,395	784
Recorded Investment, With an allowance recorded	2,326	3,159
Unpaid Principal Balance, With an allowance recorded	2,786	3,482
Specific Reserves, With an allowance recorded	263	264
Residential real estate | Construction
Impaired loans
Recorded Investment, With an allowance recorded	192
Unpaid Principal Balance, With an allowance recorded	192
Specific Reserves, With an allowance recorded	27
Commercial real estate
Impaired loans
Recorded Investment, With no related allowance recorded	8,943	1,388
Unpaid Principal Balance, With no related allowance recorded	8,943	1,433
Recorded Investment, With an allowance recorded	16,714	323
Unpaid Principal Balance, With an allowance recorded	16,787	425
Specific Reserves, With an allowance recorded	2,594	23
Commercial real estate | Construction
Impaired loans
Recorded Investment, With no related allowance recorded		137
Unpaid Principal Balance, With no related allowance recorded		173
Recorded Investment, With an allowance recorded	200
Unpaid Principal Balance, With an allowance recorded	251
Specific Reserves, With an allowance recorded	28
Installment and other consumer
Impaired loans
Recorded Investment, With no related allowance recorded		12
Unpaid Principal Balance, With no related allowance recorded		12
Recorded Investment, With an allowance recorded	108	165
Unpaid Principal Balance, With an allowance recorded	112	189
Specific Reserves, With an allowance recorded	$ 14	$ 17